Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 29, 2023	Jan. 30, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	SCT Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(3)	Average SCT Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	TSR ($)	Peer Group TSR ($)(4)	Net Income ($)	Operating Income ($)(5)(6)
2022	15,663,837	18,293,236	4,798,051	5,432,002	129.85	65.40	854,800,000	1,789,069,000
2021	13,265,455	18,826,215	3,801,514	4,642,721	131.96	92.79	975,322,000	1,374,749,000
2020	10,590,106	39,322,881	2,017,947	4,622,741	137.30	95.81	588,913,000	819,986,000

Company Selected Measure Name	operating income
Named Executive Officers, Footnote [Text Block]	The PEO for 2020 - 2022 was Calvin McDonald. The NEO for each respective year is as follows:
    2022 and 2021: Meghan Frank, Celeste Burgoyne, Michelle Choe and André Maestrini.
    2020: Meghan Frank, Patrick J. Guido (former chief financial officer), Celeste Burgoyne, Michelle Choe and Nicole Neuburger.

Peer Group Issuers, Footnote [Text Block]	Our peer group TSR is the S&P 500 Apparel, Accessories & Luxury Goods Index.
PEO Total Compensation Amount	$ 15,663,837	$ 13,265,455	$ 10,590,106
PEO Actually Paid Compensation Amount	$ 18,293,236	18,826,215	39,322,881
Adjustment To PEO Compensation, Footnote [Text Block]	The following table reconciles the PEO Summary Compensation Table total to compensation actually paid:

Fiscal Year(a)	SCT Total ($)	Deductions from SCT Total($)(b)	Addition of Fair Value of Equity Awards Granted in the Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards Unvested at end of Fiscal Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards That Vested during Fiscal Year ($)	Compensation Actually Paid ($)
2022	15,663,837	(9,999,812)	11,539,807	(960,090)	2,049,493	18,293,236
2021	13,265,455	(8,000,140)	12,739,812	(569,174)	1,390,262	18,826,215
2020	10,590,106	(5,999,936)	18,359,863	14,117,535	2,255,314	39,322,881
(a) The PEO for 2020 - 2022 was Calvin McDonald.
	(b) The deductions are the grant date fair value of equity-based awards (stock and option awards) granted each year.
Non-PEO NEO Average Total Compensation Amount	$ 4,798,051	3,801,514	2,017,947
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,432,002	4,642,721	4,622,741
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table reconciles the Non-PEO NEOs Average Summary Compensation Table total to average compensation actually paid:

Fiscal Year(a)	SCT Total ($)	Deductions from SCT Total ($)(b)	Addition of Fair Value of Equity Awards Granted in the Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards Unvested at end of Fiscal Year ($)	Addition (Deduction) for Change in Value of Prior Year Awards That Vested during Fiscal Year ($)	Compensation Actually Paid ($)
2022	4,798,051	(2,625,020)	3,116,518	(176,107)	318,560	5,432,002
2021	3,801,514	(1,874,966)	2,950,245	(92,189)	(141,883)	4,642,721
2020	2,017,947	(1,015,967)	2,289,117	1,817,066	(485,422)	4,622,741
(a) The NEO for each respective year is as follows:
    2022 and 2021: Meghan Frank, Celeste Burgoyne, Michelle Choe and André Maestrini.
    2020: Meghan Frank, Patrick J. Guido (former chief financial officer), Celeste Burgoyne, Michelle Choe and Nicole Neuburger.
	(b) The deductions are the grant date fair value of equity-based awards (stock and option awards) granted each year.
Equity Valuation Assumption Difference, Footnote [Text Block]	The fair values of the equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of PSU awards was estimated using the closing stock price of our common stock as of the last day of the applicable year and adjusted for management’s estimate of performance; and (3) the fair value of options was estimated using the Black-Scholes option-pricing model (which reflects for each particular award and valuation date: adjustments for expected volatility, risk-free interest rate, dividend yield, expected term - calculated using the simplified method, and stock price)
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
(1) For purposes of evaluating the achievement of the performance measure in our incentive programs, operating income means earnings before other income and taxes as reported in our financial statements or, if reported, adjusted operating income as reported in our earnings release or other EDGAR filings as applicable.
(2) Refer to the non-GAAP reconciliation table in Appendix B of this proxy statement for reconciliations between the above adjusted non-GAAP financial measures and the most directly comparable measures calculated in accordance with GAAP.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
(1) For purposes of evaluating the achievement of the performance measure in our incentive programs, operating income means earnings before other income and taxes as reported in our financial statements or, if reported, adjusted operating income as reported in our earnings release or other EDGAR filings as applicable.
(2) Refer to the non-GAAP reconciliation table in Appendix B of this proxy statement for reconciliations between the above adjusted non-GAAP financial measures and the most directly comparable measures calculated in accordance with GAAP.

Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 129.85	131.96	137.30
Peer Group Total Shareholder Return Amount	65.40	92.79	95.81
Net Income (Loss)	$ 854,800,000	$ 975,322,000	$ 588,913,000
Company Selected Measure Amount	1,789,069,000	1,374,749,000	819,986,000
PEO Name	Calvin McDonald
Additional 402(v) Disclosure [Text Block]	The following table shows information detailing (1) the total compensation of our principal executive officer ("PEO") as reported in the summary compensation table ("SCT"), (2) the average total compensation for the remaining named executive officers ("NEOs") collectively (other than the PEO) as reported in the summary compensation table, (3) the executive compensation actually paid to the PEO and (4) the average executive compensation actually paid to the non-PEO NEOs collectively, in each case for the covered fiscal year. The table also shows for each covered fiscal year our cumulative total shareholder return ("TSR") and our peer group's cumulative total shareholder return, our net income, and our operating income (or our adjusted operating income if reported). •The amounts originally in Canadian dollars were converted to U.S. dollars for this table using the average of the average exchange rates for each fiscal month during the applicable fiscal year. Applying this formula to fiscal 2022, fiscal 2021 and fiscal 2020, CDN$1.00 was equal to USD$0.765, USD$0.799 and USD$0.748, respectively. •The amounts originally in British pounds were converted to U.S. dollars for this table using the average of the average exchange rates for each fiscal month during the applicable fiscal year. Applying this formula to fiscal 2022 and fiscal 2021, GBP£1.00 was equal to USD$1.226 and USD$1.375, respectively.(5) For purposes of evaluating the achievement of the performance measure in our incentive programs, operating income means earnings before other income and taxes as reported in our financial statements or, if reported, adjusted operating income as reported in our earnings release or other EDGAR filings as applicable.) Refer to the non-GAAP reconciliation table in Appendix B of this proxy statement for reconciliations between the above adjusted non-GAAP financial measures and the most directly comparable measures calculated in accordance with GAAP.
The graphs opposite show the relationship of compensation actually paid to our chief executive officer and other named executive officers in the fiscal years of 2022, 2021 and 2020 to the following: (1) total shareholder return of both our company and peer group, (2) net income, and (3) operating income (or our adjusted operating income if reported).
The graph for the "Compensation Actually Paid vs. lululemon and Peer Group TSR" assumes the investment of $100 on February 2, 2020 at the closing sale price of our common stock and the S&P 500 Apparel, Accessories & Luxury Goods Index.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Operating income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Net revenue
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,999,812)	$ (8,000,140)	$ (5,999,936)
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,539,807	12,739,812	18,359,863
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(960,090)	(569,174)	14,117,535
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,049,493	1,390,262	2,255,314
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,625,020)	(1,874,966)	(1,015,967)
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,116,518	2,950,245	2,289,117
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(176,107)	(92,189)	1,817,066
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 318,560	$ (141,883)	$ (485,422)